Operating Assets and Liabilities	6 Months Ended
Jun. 30, 2021
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 4—Operating Assets and Liabilities

4.1          Prepaid expenses

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Insurance	184	329
Other	40	8
Total	224	337

4.2          Other receivables

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Value added tax receivables (“VAT”)	182	91
Total	182	91

4.3         Cash and cash equivalents

As of June 30, 2021 and December 31, 2020, the cash and cash equivalents of the Group are held primarily at two banks that currently have Moody’s long-term deposit ratings of Aa2 and Aa3, respectively.

4.4         Accrued liabilities

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Professional advisors	299	339
Other	258	255
Total	557	594